Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Non-cumulative subordinated notes	Long Term Incentive Plans 1)	Total
At January 1, 2019	-	2,808	454	-	58	3,320
Shares granted	-	-	-	-	21	21
Shares vested	-	-	-	-	(26)	(26)
Securities issued	500	-	-	-	-	500
Securities redeemed	-	(1,244)	-	-	-	(1,244)
At December 31, 2019	500	1,564	454	-	53	2,571

At January 1, 2018	-	3,008	454	271	61	3,794
Shares granted	-	-	-	-	16	16
Shares vested	-	-	-	-	(19)	(19)
Securities redeemed	-	(200)	-	(271)	-	(471)
At December 31, 2018	-	2,808	454	-	58	3,320

At January 1, 2017	-	3,008	454	271	65	3,797
Shares granted	-	-	-	-	26	26
Shares vested	-	-	-	-	(30)	(30)
Securities redeemed	-	-	-	-	-	-
At December 31, 2017	-	3,008	454	271	61	3,794

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2019	2018	2017
EUR 500 million	5.625%	Semi-annually, April 15	2029	500	-	-
At December 31				500	-	-

Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details

Junior perpetual capital securities	Coupon rate		Coupon date, as of	Year of next call	2019	2018	2017
USD 500 million	6.50%		Quarterly, December 15	Called in 2019	-	424	424
USD 250 million	floating LIBOR rate	1)	Quarterly, December 15	2020	212	212	212
USD 500 million	floating CMS rate	2)	Quarterly, July 15	2020	402	402	402
USD 1 billion	6.375%		Quarterly, June 15	Called in 2019	-	821	821
EUR 950 million	floating DSL rate	3)	Quarterly, July 15	2020	950	950	950
EUR 200 million	6.0%		Annually, July 21	Called in 2018	-	-	200
At December 31					1,564	2,808	3,008

1
The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2019	2018	2017
EUR 203 million	4.260% 1), 4)	Annually, March 4	2021	203	203	203
EUR 114 million	1.506% 2), 4)	Annually, June 8	2025	114	114	114
EUR 136 million	1.425% 3), 4)	Annually, October 14	2028	136	136	136
At December 31				454	454	454

1	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
2	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
3	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.

Non-cumulative subordinated notes [member]
Statement [LineItems]
Summary of Coupon Details

Non-cumulative subordinated notes	Coupon rate	Coupon date	Year of next call	2019	2018	2017
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	-	271
At December 31				-	-	271

Aegon N.V [member]
Statement [LineItems]
Disclosure - Other Equity Instruments - Summary of Other Equity Instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Non-cumulative subordinated notes	Long Term Incentive Plans 1)	Total
At January 1, 2019	-	2,808	454	-	58	3,320
Shares granted	-	-	-	-	21	21
Shares vested	-	-	-	-	(26)	(26)
Securities issued	500	-	-	-	-	500
Securities redeemed	-	(1,244)	-	-	-	(1,244)
At December 31, 2019	500	1,564	454	-	53	2,571

At January 1, 2018	-	3,008	454	271	61	3,794
Shares granted	-	-	-	-	16	16
Shares vested	-	-	-	-	(19)	(19)
Securities redeemed	-	(200)	-	(271)	-	(471)
At December 31, 2018	-	2,808	454	-	58	3,320

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Aegon N.V [member] | Perpetual contingent convertible securities [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2019	2018
EUR 500 million	5.625%	Semi-annually, April 15	2029	500	-
At December 31				500	-

Aegon N.V [member] | Junior perpetual capital securities [member]
Statement [LineItems]
Summary of Coupon Details

Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2019	2018
USD 500 million	6.50%	Quarterly, December 15	Called in 2019	-	424
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2020	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2020	402	402
USD 1 billion	6.375%	Quarterly, June 15	Called in 2019	-	821
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2020	950	950
At December 31				1,564	2,808

1
The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Statement [LineItems]
Summary of Coupon Details

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2019	2018
EUR 203 million	4.260% 1), 4)	Annually, March 4	2021	203	203
EUR 114 million	1.506% 2), 4)	Annually, June 8	2025	114	114
EUR 136 million	1.425% 3), 4)	Annually, October 14	2028	136	136
At December 31				454	454

1	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
2	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
3	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.